Derivative Financial Instruments and Fair Value Measurements (Details Narrative) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Share price	$ 0.81	$ 6.00
Convertible Debt [Member]
Convertible debt	$ 220,000	$ 9,000	$ 429,000